Subsequent events (Details) - Subsequent Event [Member] - USD ($) $ / shares in Units, $ in Millions		1 Months Ended
	Feb. 12, 2021	Feb. 17, 2021
Subsequent events (Details) [Line Items]
Vesting shares of PSUs	700,000
Shares of net	750,000
Tax obligation value (in Dollars)	$ 10.7
Public warrants		6,383,269
Public warrants per shares (in Dollars per share)		$ 0.3480
Common stock		2,221,378